UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-02120
SECURITY INCOME FUND
(Exact name of registrant as specified in charter)
ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS 66636-0001
(Address of principal executive offices) (Zip code)
RICHARD M. GOLDMAN, PRESIDENT
SECURITY INCOME FUND
ONE SECURITY BENEFIT PLACE
TOPEKA, KANSAS 66636-0001
(Name and address of agent for service)
Registrant’s telephone number, including area code: (785) 438-3000
Date of fiscal year end: December 31
Date of reporting period: September 30, 2008
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Schedule of Investments.

Schedule of Investments September 30, 2008	Security Income Fund Capital Preservation Series

	Shares	Value
COMMON STOCKS - 0.0%
Auto Parts & Equipment - 0.0%
Dana Holding Corporation *	1,364	$6,602

Health Care Services - 0.0%
InSight Health Services Holdings Corporation *	520	88

Paper Products - 0.0%
Tembec, Inc. *	4,650	10,934

TOTAL COMMON STOCKS (cost $151,494)		$17,624

	Principal
	Amount	Value
CORPORATE BOND - 31.9%
Automotive - 0.0%
Cooper-Standard Automotive, Inc.
8.38%, 2014	$35,000	$22,050
Dura Operating Corporation
8.63%, 2012[1]	21,000	1,260
Ford Motor Company
7.45%, 2031	4,000	1,720
Ford Motor Credit Company LLC
7.25%, 2011	41,000	26,072
General Motors Acceptance Corporation
6.88%, 2011	12,000	5,354
Sonic Automotive, Inc.
8.63%, 2013	23,000	15,640

		72,096

Banking - 7.8%
Kaupthing Bank HF
3.49%, 2010[2,3,4]	5,000,000	4,416,534
Republic New York Capital I
7.75%, 2026	2,000,000	1,813,706
Standard Chartered plc
6.41%, 2049[2,3,4]	2,000,000	1,541,290
USB Capital IX
6.19%, 2049[2]	3,000,000	1,470,000
Wachovia Capital Trust III
5.80%, 2042[2]	2,000,000	840,000

		10,081,530

Brokerage - 1.5%
E*Trade Financial Corporation
8.00%, 2011	25,000	21,750
Janus Capital Group, Inc.
5.88%, 2011	2,000,000	1,875,698

		1,897,448

Building Materials - 0.0%
Legrand France S.A.
8.50%, 2025	20,000	20,070

Chemicals - 0.1%
Geo Specialty Chemicals
12.55%, 2009[2]	19,000	13,870
7.50%, 2015[2]	10,190	7,439
Hercules, Inc.
6.75%, 2029	21,000	20,790
Huntsman LLC
11.63%, 2010	45,000	45,899
Mosaic Global Holdings, Inc.
7.38%, 2018	18,000	17,874

		105,872

Construction Machinery - 0.0%
United Rentals North America, Inc.
7.00%, 2014	44,000	30,800

Electric - 1.0%
AES Corporation
8.75%, 2013[3,4]	26,000	26,130
Allegheny Energy Supply
8.25%, 2012[3,4]	65,000	65,650
DPL, Inc.
6.88%, 2011	25,000	25,524
NorthWestern Corporation
5.88%, 2014	14,000	13,380
PSEG Energy Holdings LLC
8.50%, 2011	34,000	34,418
WPS Resources Corporation
6.11%, 2066[2]	1,500,000	1,149,781

		1,314,883

Entertainment - 0.1%
AMC Entertainment, Inc.
8.00%, 2014	46,000	39,560
Universal City Development
Partners
11.75%, 2010	44,000	42,515

		82,075

Environmental - 0.1%
Allied Waste North America, Inc.
5.75%, 2011	50,000	47,875
Browning-Ferris Industries, Inc.
9.25%, 2021	20,000	20,600

		68,475

Financial - Other - 0.0%
AAC Group Holding Corporation
0.00%, 2012[5]	5,000	4,950
Affinia Group, Inc.
9.00%, 2014	30,000	22,200
PXRE Capital Trust I
8.85%, 2027	31,000	22,630
Triad Acquisition Corporation
11.13%, 2013	13,000	7,150

		56,930

Financial Companies - Captive - 0.1%
AGFC Capital Trust I
6.00%, 2067[2,3,4]	500,000	134,304

Financial Companies — Noncaptive
Consumer - 3.6%
General Motors Acceptance Corporation
6.75%, 2014	26,000	9,979
8.00%, 2031	124,000	46,782
Nelnet, Inc.
7.40%, 2036[2]	4,000,000	2,701,481
Residential Capital LLC
6.62%, 2009[2,3,4]	2,500,000	1,000,000
5.91%, 2009[2]	2,000,000	900,000

		4,658,242

Food & Beverage - 2.4%
Cadbury Schweppes US Finance LLC
3.88%, 2008[3,4]	3,000,000	2,999,999

Schedule of Investments	Security Income Fund
September 30, 2008	Capital Preservation Series

	Principal
	Amount	Value
CORPORATE BOND (continued)
Food & Beverage (continued)
Harry & David Operations Corporation
7.81%, 2012[2]	$12,000	$6,780
Viskase Companies, Inc.
11.50%, 2011	30,000	25,500

		3,032,279

Gaming - 0.0%
155 East Tropicana LLC
8.75%, 2012	25,000	21,750
MTR Gaming Group, Inc.
9.75%, 2010	14,000	13,300
Wynn Las Vegas Capital Corporation
6.63%, 2014	32,000	27,280

		62,330

Health Care - 0.0%
Tenet Healthcare Corporation
6.38%, 2011	12,000	11,070
9.25%, 2015	58,000	54,810

		65,880

Home Construction - 0.0%
Beazer Homes USA, Inc.
8.63%, 2011	22,000	17,820
8.38%, 2012	27,000	19,845
K Hovnanian Enterprises, Inc.
8.88%, 2012	31,000	19,685

		57,350

Independent Energy - 0.1%
Stone Energy Corporation
8.25%, 2011	57,000	53,010
Whiting Petroleum Corporation
7.25%, 2012	10,000	9,275
7.25%, 2013	4,000	3,710

		65,995

Insurance - Property & Casualty - 1.1%
Atlantic Mutual Insurance Company
8.15%, 2028[1,3,4,6,7]	59,000	–
Fairfax Financial Holdings, Ltd.
7.75%, 2012	500,000	492,500
Navigators Group, Inc.
7.00%, 2016	1,000,000	965,070
TIG Holdings, Inc.
8.60%, 2027[3,4]	34,000	28,900

		1,486,470

Lodging - 1.1%
Starwood Hotels & Resorts Worldwide, Inc.
6.25%, 2013	1,500,000	1,413,795
7.38%, 2015	25,000	23,613

		1,437,408

Media - Cable - 0.1%
Cablevision Systems Corporation
8.33%, 2009[2]	22,000	21,725
Echostar DBS Corporation
6.63%, 2014	19,000	15,248
Mediacom LLC
9.50%, 2013	30,000	26,850
Shaw Communications, Inc.
8.25%, 2010	54,000	53,730

		117,553

Media - Non Cable - 0.0%
Cenveo Corporation
7.88%, 2013	33,000	25,410
Sinclair Broadcast Group, Inc.
8.00%, 2012	4,000	3,860

		29,270

Metals & Mining - 0.0%
Ispat Inland ULC
9.75%, 2014	38,000	40,169
Trimas Corporation
9.88%, 2012	31,000	26,273

		66,442

Natural Gas Pipelines - 1.5%
Transcontinental Gas Pipe Line Corporation
7.00%, 2011	2,000,000	2,047,760
Williams Companies, Inc.
8.13%, 2012	53,000	53,547
8.75%, 2032	24,000	24,609

		2,125,916

Packaging - 0.0%
Constar International, Inc.
6.18%, 2012[2,4]	15,000	10,500

Paper - 0.7%
Cascades, Inc.
7.25%, 2013	39,000	30,420
Georgia-Pacific Corporation
8.00%, 2024	51,000	44,880
Sino-Forest Corporation
9.13%, 2011[3,4]	700,000	693,000

		768,300

Pharmaceuticals - 1.1%
GlaxoSmithKline Capital, Inc.
4.85%, 2013	1,500,000	1,472,588

Railroads - 1.7%
CSX Corporation
6.75%, 2011	2,000,000	2,043,860
Grupo Transportacion Ferroviaria
Mexicana S.A. DE CV
9.38%, 2012	35,000	35,700
Kansas City Southern Railway
7.50%, 2009	20,000	20,000

		2,099,560

REIT’s - 3.7%
BF Saul Reit
7.50%, 2014	21,000	17,220
HRPT Properties Trust
3.42%, 2011[2]	2,499,000	2,269,719
iStar Financial, Inc.
4.88%, 2009	3,000,000	1,800,000
Rouse Company, LP
8.00%, 2009	850,000	748,000

		4,834,939

Retailers - 0.0%
Foot Locker, Inc.
8.50%, 2022	25,000	22,625

Schedule of Investments September 30, 2008	Security Income Fund Capital Preservation Series

	Principal
	Amount	Value
CORPORATE BOND (continued)
Retailers (continued)
Toys R US, Inc.
7.38%, 2018	$21,000	$13,650

		36,275

Services - 0.0%
Cornell Companies, Inc.
10.75%, 2012	30,000	30,000

Technology - 0.1%
Lucent Technologies, Inc.
6.45%, 2029	55,000	33,550
Nortel Networks Corporation
6.88%, 2023	31,000	11,470
Sanmina-SCI Corporation
6.75%, 2013	66,000	57,750

		102,770

Telecommunications - Wireless - 1.6%
Millicom International Cellular S.A.
10.00%, 2013	42,000	41,580
Nextel Communications, Inc.
7.38%, 2015	65,000	42,900
Vodafone Group plc
5.50%, 2011	2,000,000	1,981,280

		2,065,760

Telecommunications - Wirelines - 1.8%
AT&T Corporation
7.30%, 2011	37,000	38,424
8.00%, 2031	37,000	37,472
Axtel SAB de CV
11.00%, 2013	13,000	13,358
BellSouth Corporation
6.00%, 2011	2,000,000	2,004,000
Cincinnati Bell, Inc.
7.25%, 2013	9,000	8,100
8.38%, 2014	71,000	61,770
Qwest Corporation
6.07%, 2013[2]	10,000	8,500
7.25%, 2025	42,000	31,290
Securus Technologies, Inc.
11.00%, 2011	18,000	12,645

		2,215,559

Tobacco - 0.0%
Alliance One International, Inc.
11.00%, 2012	21,000	20,580

Transportation Services - 0.0%
Ship Finance International, Ltd.
8.50%, 2013	46,000	44,620

U.S. Banking - 0.6%
PartnerRe Finance II
6.44%, 2066[2]	1,000,000	722,722

TOTAL CORPORATE BOND (cost $52,797,704)		41,493,791

PREFERRED STOCK - 2.0%
Insurance Brokers - 1.0%
Woodbourne Capital Trust I
5.21%, 2008[2,3,7]	750,000	320,625
Woodbourne Capital Trust II
5.21%, 2008[2,3,7]	750,000	320,625
Woodbourne Capital Trust III
5.21%, 2008[2,3,7]	750,000	320,625
Woodbourne Capital Trust IV
5.21%, 2008[2,3,7]	750,000	320,625

		1,282,500

Property & Casualty Insurance - 0.9%
Aspen Insurance Holdings, Ltd.
7.40%, 2017	80,000	1,136,000

Thrifts & Mortgage Finance - 0.1%
Federal Home Loan Mortgage Corporation
8.38%, 2012	34,000	55,420
Federal National Mortgage
Association
8.25%, 2010	40,000	87,200
4.38%, 2011	15,000	36,600

		179,220

TOTAL PREFERRED STOCK (cost $7,649,990)		2,597,720

MORTGAGE BACKED SECURITIES - 21.8%
Other Non-Agency - 19.5%
C.M.O.’s - 19.5%
Chaseflex Trust
2006-1, 5.94%, 2036[2]	4,953,435	4,560,903
Countrywide Alternative Loan Trust
2005-30CB, 3.51%, 2035[2]	3,201,881	2,576,266
Harborview Mortgage Loan Trust
2005-9, 3.53%, 2035[2]	1,149,387	742,089
JP Morgan Alternative Loan Trust
2006-S2, 5.81%, 2036	2,974,228	2,962,482
2006-S3, 6.00%, 2036	5,000,000	4,086,384
JP Morgan Mortgage Trust
2004-A5, 4.82%, 2034[2]	2,590,718	2,444,093
2007-A2 , 6.04%, 2037[2]	5,000,000	3,483,767
Master Adjustable Rate Mortgages
Trust
2003-5, 4.63%, 2033[2]	1,649,893	1,644,837
Washington Mutual, Inc.
2005-AR16 1A1, 5.10%, 2035[2]	3,040,732	2,873,334

		25,374,155

		25,374,155

U.S. Government Sponsored
Securities - 2.3%
C.M.O.’s - 2.3%
Government National Mortgage Association
GNR 2008-17 A, 5.00%, 2035	2,945,381	2,940,532

		2,940,532

TOTAL MORTGAGE BACKED SECURITIES (cost $32,369,097)		$28,314,687

Schedule of Investments September 30, 2008	Security Income Fund Capital Preservation Series

	Principal
	Amount	Value
ASSET BACKED SECURITIES - 9.1%
Home Equity Loans - 9.1%
Ameriquest Mortgage Securities, Inc.
2005-R7, 3.47%, 2035[2]	$1,621,196	$1,585,431
Asset Backed Securities
Corporation Home Equity
2005-HE6, 3.70%, 2035[2]	5,000,000	4,429,247
Credit-Based Asset Servicing and Securitization LLC
2004-CB4, 5.50%, 2035	467,843	463,263
2005-CB5, 3.47%, 2035[2]	1,637,678	1,570,456
Option One Mortgage Loan Trust
2005-3, 3.46%, 2035[2]	81,343	81,011
Residential Asset Mortgage Products, Inc.
2005-RS7, 3.48%, 2035[2]	1,832,009	1,752,683
Residential Asset Securities Corporation
2005-KS7, 3.44%, 2035[2]	990,737	968,669
Structured Asset Investment Loan Trust
2005-HE3, 3.46%, 2035[2]	1,098,928	1,067,943

		11,918,703

TOTAL ASSET BACKED SECURITIES (cost $12,735,076)		11,918,703

U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES - 19.9%
Federal Home Loan Bank
0.25%, 10/2/2008	1,000,000	999,993
2.75%, 3/12/2010	5,000,000	4,963,155
3.00%, 6/11/2010	10,000,000	9,957,690
3.88%, 12/10/2010	5,000,000	5,050,855
Federal Home Loan Mortgage Corporation
3.45%, 4/30/2010	5,000,000	5,003,000

TOTAL U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES (cost $25,960,978)		25,974,693

U.S. GOVERNMENT SECURITIES - 13.2%
U.S. Treasury Notes
2.13%, 4/30/2010	2,000,000	2,009,532
2.63%, 5/31/2010	15,000,000	15,167,580

TOTAL U.S. GOVERNMENT SECURITIES (cost $16,926,264)		17,177,112

REPURCHASE AGREEMENT - 1.4%
UMB Finance Corp, 1.46%, dated 9/30/08, matures 10/1/08; repurchase amount $1,847,075 (Collateralized by FHLB, 5.40%, 10/27/11 with a value of $1,885,509)	1,847,000	1,847,000

TOTAL REPURCHASE AGREEMENT (cost $1,847,000)		1,847,000

Total Investments - 99.3% (cost $150,437,603)		129,341,330
Cash & Other Assets, Less Liabilities - 0.7%		972,212

Total Net Assets - 100.0%		130,313,542

For federal income tax purposes the identified cost of investments owned at September 30, 2008 was $150,437,603.
plc      Public Limited Company

*	Non-income producing security

[1]	Security is in default of interest and/or principal obligations.

[2]	Variable rate security. Rate indicated is rate effective at September 30, 2008.

[3]	Security was acquired through a private placement.

[4]	Security is a 144A or Section 4(2) security. The total market value of 144A or Section 4(2) securities is $10,916,307 (cost $13,846,577), or 8.4% of total net assets.

[5]	Step Up/Down

[6]	Security is deemed illiquid. The total market value of illiquid securities is $0 (cost $41,127), or 0.0% of total net assets.

[7]	Security was fair valued by the Valuation Committee at September 30, 2008. The total market value of fair valued securities amounts to $1,282,500, (cost $3,055,617) or 1.0% of total net assets.

Schedule of Investments	Security Income Fund
September 30, 2008	Diversified Income Series

	Principal
	Amount	Value
CORPORATE BOND - 35.1%
Banking - 4.9%
BankBoston Capital Trust IV
3.42%, 2028[1]	$700,000	$576,269
BOI Capital Funding No. 2, LP
5.57%, 2049[1,2,3]	350,000	201,915
Chase Capital III
3.36%, 2027[1]	700,000	566,018
Rabobank Capital Funding II
5.26%, 2049[1,2,3]	700,000	648,004
Standard Chartered plc
6.41%, 2049[1,2,3]	1,250,000	963,306
US Central Federal Credit Union
2.70%, 2009	88,636	85,966

		3,041,478

Building Materials - 0.5%
CRH America, Inc.
6.95%, 2012	300,000	299,997

Chemicals - 0.6%
PPG Industries, Inc.
7.40%, 2019	350,000	372,380

Electric - 3.0%
Arizona Public Service Company
6.38%, 2011	300,000	299,574
Cincinnati Gas & Electric
5.70%, 2012	300,000	298,671
Kansas Gas & Electric
5.65%, 2021	294,943	278,707
Oncor Electric Delivery Company
6.38%, 2015	300,000	271,773
Pennsylvania Electric Company
6.05%, 2017	350,000	322,214
WPS Resources Corporation
6.11%, 2066[1]	600,000	459,913

		1,930,852

Financial - Other - 2.6%
Berkshire Hathaway Finance Corporation
4.75%, 2012	1,000,000	1,009,365
Willis North America, Inc.
5.63%, 2015	700,000	639,715

		1,649,080

Financial Companies - Noncaptive Consumer - 2.9%
Nelnet, Inc.
7.40%, 2036[1]	1,500,000	1,013,055
Residential Capital LLC
6.62%, 2009[1,2,3]	2,000,000	800,000
8.50%, 2012	350,000	70,000

		1,883,055

Financial Companies - Noncaptive Diversified - 1.6%
CIT Group Funding Company of Canada
4.65%, 2010	1,000,000	706,769
General Electric Capital Corporation
5.88%, 2012	300,000	290,802

		997,571

Food & Beverage - 1.2%
General Mills, Inc.
5.70%, 2017	800,000	775,138

Health Care - 0.5%
Anthem, Inc.
6.80%, 2012	300,000	314,903

Independent Energy - 0.5%
Devon Financing Corporation ULC
6.88%, 2011	300,000	312,918

Insurance - Life - 0.8%
AIG SunAmerica Global Financing X
6.90%, 2032[2,3]	700,000	529,059

Insurance - Property & Casualty - 1.4%
Fairfax Financial Holdings, Ltd.
7.75%, 2012	200,000	197,000
Nationwide Mutual Insurance Company
8.25%, 2031[2,3]	400,000	410,397
Navigators Group, Inc.
7.00%, 2016	300,000	289,521

		896,918

Integrated Energy - 1.5%
Petrobras International Finance Company
6.13%, 2016	1,000,000	942,500

Lodging - 0.7%
Starwood Hotels & Resorts Worldwide, Inc.
6.25%, 2013	500,000	471,265

Metals & Mining - 0.5%
United States Steel Corporation
6.05%, 2017	350,000	304,133

Natural Gas Pipelines - 0.2%
Express Pipeline, LP
6.47%, 2013[2,3]	150,667	159,202

Paper - 0.5%
Sino-Forest Corporation
9.13%, 2011[2,3]	300,000	297,000

Pharmaceuticals - 1.8%
AstraZeneca plc
5.90%, 2017	1,250,000	1,230,790

Railroads - 1.0%
Canadian National Railway Company
6.25%, 2034	700,000	652,725

REIT’s - 3.3%
Hospitality Properties Trust
6.70%, 2018	1,500,000	1,178,724
Reckson Operating Partnership, LP
5.15%, 2011	700,000	656,170

Schedule of Investments	Security Income Fund
September 30, 2008	Diversified Income Series

	Principal
	Amount	Value
CORPORATE BOND (continued)
REIT’s (continued)
Rouse Company, LP
8.00%, 2009	$325,000	$286,000

		2,120,894

Technology - 0.5%
Science Applications International Corporation
7.13%, 2032	300,000	304,091

Telecommunications - Wireless - 0.7%
Nextel Communications, Inc.
6.88%, 2013	700,000	476,000

Transportation Services - 0.6%
TTX Company
4.90%, 2015[2,3]	350,000	366,937

U.S. Banking - 0.4%
PartnerRe Finance II
6.44%, 2066[1]	350,000	252,953

Utility - Other - 2.9%
American Water Capital Corporation
6.09%, 2017	2,000,000	1,849,944

TOTAL CORPORATE BOND
(cost $27,034,015)		$22,431,783

PREFERRED STOCK - 1.3%
Insurance Brokers - 0.5%
Woodbourne Capital Trust I
5.21%, 2008[1,2,4]	200,000	85,500
Woodbourne Capital Trust II
5.21%, 2008[1,2,4]	200,000	85,500
Woodbourne Capital Trust III
5.21%, 2008[1,2,4]	200,000	85,500
Woodbourne Capital Trust IV
5.21%, 2008[1,2,4]	200,000	85,500

		342,000

Property & Casualty Insurance - 0.7%
Aspen Insurance Holdings, Ltd.
7.40%, 2017	32,000	454,400

Thrifts & Mortgage Finance - 0.1%
Federal Home Loan Mortgage Corporation
8.38%, 2012	10,000	16,300
Federal National Mortgage Association
8.25%, 2010	16,000	34,880
4.38%, 2011	3,000	7,320

		58,500
TOTAL PREFERRED STOCK
(cost $2,415,364)		$854,900

MORTGAGE BACKED SECURITIES - 46.0%
Other Non-Agency - 13.2%
C.M.O.’s - 13.2%
Chase Mortgage Finance Corporation
2005-A1 2A2, 5.24%, 2035[1]	$1,042,185	$957,998
Chaseflex Trust
2006-1, 5.94%, 2036[1]	1,981,374	1,824,361
Homebanc Mortgage Trust
2006-1, 6.11%, 2037[1]	950,758	804,579
JP Morgan Alternative Loan Trust
2006-S2, 5.81%, 2036	1,982,819	1,974,987
2006-S3, 6.00%, 2036	1,671,000	1,365,670
JP Morgan Mortgage Trust
2006-A3, 5.30%, 2036[1]	329,369	326,339
Washington Mutual, Inc.
2005-AR16 1A1, 5.10%, 2035[1]	1,216,293	1,149,334

		8,403,268

		8,403,268

U.S. Government Sponsored
Agencies - 29.5%
C.M.O.’s - 4.2%
Federal Home Loan Mortgage Corporation
FHR 2520 AG, 5.00%, 2016	745,196	750,948
Federal National Mortgage Association
FNR 1990-108 G, 7.00%, 2020	31,284	32,284
FNR 2007-26 JB, 5.00%, 2032	2,000,000	1,930,331

		2,713,563

Pass Through’s - 25.3%
Federal Home Loan Mortgage Corporation
#E01378, 5.00%, 2018	1,099,125	1,103,624
#E01488, 5.00%, 2018	864,600	867,407
#E01538, 5.00%, 2018	873,697	876,090
#C44050, 7.00%, 2030	19,978	21,023
#C50967, 6.50%, 2031	7,225	7,473
#C50964, 6.50%, 2031	32,823	33,693
#C01172, 6.50%, 2031	27,869	28,608
#C01210, 6.50%, 2031	34,909	36,107
#C01277, 7.00%, 2031	57,638	60,362
#C62801, 6.00%, 2032	79,320	80,768
#C01287, 6.50%, 2032	97,685	100,274
#C01292, 6.00%, 2032	153,163	155,958
#A16943, 6.00%, 2033	627,506	638,172
#A17903, 6.00%, 2034	731,994	743,292
Federal National Mortgage Association
#254473, 5.50%, 2017	795,138	809,433
#555549, 5.00%, 2018	1,036,181	1,029,876
#720714, 4.50%, 2018	852,689	840,150
#750465, 5.00%, 2018	863,147	865,987
#780952, 4.00%, 2019	1,240,977	1,187,438
#252806, 7.50%, 2029	22,778	24,650
#252874, 7.50%, 2029	20,168	21,825
#535277, 7.00%, 2030	13,852	14,489
#541735, 8.00%, 2030	19,397	21,013
#190307, 8.00%, 2030	11,270	12,209
#253356, 8.00%, 2030	13,779	14,927
#585348, 6.50%, 2031	24,819	25,474
#254198, 6.00%, 2032	216,014	219,010
#640008, 7.00%, 2032	76,371	79,886

Schedule of Investments	Security Income Fund
September 30, 2008	Diversified Income Series

	Principal
	Amount	Value
MORTGAGE BACKED SECURITIES (continued)
U.S. Government Sponsored
Agencies (continued)
Pass Through’s (continued)
Federal National Mortgage
Association (continued)
#545691, 6.50%, 2032	$130,187	$133,621
#254346, 6.50%, 2032	96,473	99,017
#254377, 6.00%, 2032	291,835	297,160
#659790, 6.50%, 2032	130,634	134,977
#254477, 5.50%, 2032	367,420	366,679
#666750, 6.00%, 2032	294,981	299,074
#689108, 5.50%, 2033	477,547	477,927
#688328, 5.50%, 2033	692,627	692,745
#709748, 5.50%, 2033	915,847	916,575
#713971, 5.50%, 2033	856,245	856,391
#754903, 5.50%, 2033	593,866	592,668
#725033, 6.00%, 2034	408,722	415,925
#255554, 5.50%, 2035	927,890	927,178

		16,129,155

		18,842,718

U.S. Government Sponsored Securities - 3.3%
C.M.O.’s - 2.3%
Government National Mortgage Association
GNR 2008-17 A, 5.00%, 2035	1,472,691	1,470,266

Pass Through’s - 1.0%
Government National Mortgage Association
#328618, 7.00%, 2022	14,972	15,685
#313107, 7.00%, 2022	44,155	46,257
G2 1260, 7.00%, 2023	4,208	4,380
#369303, 7.00%, 2023	39,419	41,295
#352022, 7.00%, 2023	25,579	26,797
#347017, 7.00%, 2024	19,212	20,126
#371006, 7.00%, 2024	14,134	14,807
#371012, 7.00%, 2024	16,556	17,344
G2 1849, 8.50%, 2024	3,449	3,774
G2 2270, 8.00%, 2026	8,141	8,724
#780454, 7.00%, 2026	30,801	32,268
G2 2320, 7.00%, 2026	10,111	10,526
G2 2445, 8.00%, 2027	10,923	11,704
#462680, 7.00%, 2028	21,374	22,392
G2 2616, 7.00%, 2028	13,792	14,358
#464356, 6.50%, 2028	31,919	32,726
G2 2689, 6.50%, 2028	14,242	14,593
#491492, 7.50%, 2029	14,022	14,888
#781079, 7.50%, 2029	10,504	11,153
#518436, 7.25%, 2029	18,900	20,216
#510704, 7.50%, 2029	17,809	18,909
#479232, 8.00%, 2030	10,255	11,029
#479229, 8.00%, 2030	8,922	9,596
G2 2909, 8.00%, 2030	12,109	12,976
#508342, 8.00%, 2030	26,777	28,799
#564472, 6.50%, 2031	82,029	84,435
#538285, 6.50%, 2031	28,880	29,610
#552324, 6.50%, 2032	51,244	52,539

		631,906

		2,102,172

TOTAL MORTGAGE BACKED SECURITIES
(cost $30,232,083)		$29,348,158

ASSET BACKED SECURITIES - 0.7%
Home Equity Loans - 0.7%
Credit-Based Asset Servicing and Securitization LLC
2005-CB5, 3.47%, 2035[1]	$472,225	$452,842

TOTAL ASSET BACKED SECURITIES
(cost $472,225)		$452,842

U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES - 3.1%
Federal Home Loan Bank
0.25%, 10/2/2008	$2,000,000	$1,999,986

TOTAL U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES
(cost $1,999,986)		$1,999,986

U.S. GOVERNMENT SECURITIES - 9.5%
U.S. Treasury Notes
2.00%, 2/28/2010	$2,000,000	$2,001,562
3.50%, 5/31/2013	4,000,000	4,098,124

TOTAL U.S. GOVERNMENT SECURITIES
(cost $6,030,567)		$6,099,686

REPURCHASE AGREEMENT - 3.4%
UMB Financial Corp, 1.46%, dated 9/30/08, matures 10/1/08; repurchase amount $2,171,088
(Collateralized by FHLB, 5.40%, 10/27/11 with a value of $2,218,547)	$2,171,000	$2,171,000

TOTAL REPURCHASE AGREEMENT
(cost $2,171,000)		$2,171,000

Total Investments - 99.1%
(cost $70,355,240)		$63,358,355
Cash & Other Assets, Less Liabilities - 0.9%		559,220

Total Net Assets - 100.0%		$63,917,575

For federal income tax purposes the identified cost of investments owned at September 30, 2008 was $70,888,113.

plc	Public Limited Company

Schedule of Investments	Security Income Fund
September 30, 2008	Diversified Income Series

[1]	Variable rate security. Rate indicated is rate effective at September 30, 2008.

[2]	Security was acquired through a private placement.

[3]	Security is a 144A or Section 4(2) security. The total market value of 144A or Section 4(2) securities is $4,375,820 (cost $6,308,210), or 6.8% of total net assets.

[4]	Security was fair valued by the Valuation Committee at September 30, 2008. The total market value of fair valued securities amounts to $342,000, (cost $803,864) or 0.5% of total net assets.

Schedule of Investments	Security Income Fund
September 30, 2008	High Yield Series

	Shares	Value
COMMON STOCKS - 0.0%
Mortgage REIT’s - 0.0%
Bimini Capital Management, Inc. [1]	15,250	$2,288
HomeBanc Corporation *	20,000	60

		2,348

TOTAL COMMON STOCKS (cost $372,076)		$2,348

	Principal
	Amount	Value
CONVERTIBLE BONDS - 1.5%
Aerospace & Defense - 0.7%
DRS Technologies, Inc.
2.00%, 2026[2,3]	$450,000	$599,625

Health Care Services - 0.4%
Aspect Medical Systems, Inc.
2.50%, 2014	275,000	156,406
Invacare Corporation
4.13%, 2027	150,000	173,535

		329,941

Metals & Minerals - 0.1%
USEC, Inc.
3.00%, 2014	150,000	85,125

Telecommunications - 0.3%
Nextel Communications, Inc.
5.25%, 2010	250,000	234,375

TOTAL CONVERTIBLE BONDS (cost $1,273,528)		1,249,066

CORPORATE BOND - 66.0%
Aerospace & Defense - 2.2%
Esterline Technologies Corporation
7.75%, 2013[3]	350,000	343,000
L-3 Communications Corporation
7.63%, 2012	1,000,000	985,000
Vought Aircraft Industries, Inc.
8.00%, 2011	550,000	478,500

		1,806,500

Airlines - 1.4%
Continental Airlines, Inc.
8.31%, 2011	311,545	247,678
7.03%, 2011	200,240	164,197
Delta Air Lines, Inc.
7.71%, 2011	225,000	184,500
7.78%, 2012	595,075	547,470

		1,143,845

Automotive - 2.9%
Ford Motor Credit Company LLC
7.12%, 2012[4]	200,000	184,902
General Motors Corporation
8.38%, 2033	850,000	340,000
Metaldyne Corporation
11.00%, 2012	500,000	45,000
Sonic Automotive, Inc.
8.63%, 2013	1,250,000	850,000
Tenneco, Inc.
8.63%, 2014	450,000	357,750
TRW Automotive, Inc.
7.25%, 2014[2,3]	750,000	592,500

		2,370,152

Banking - 0.4%
FCB Capital Trust
8.05%, 2028	50,000	47,174
Progress Capital Trust I
10.50%, 2027	300,000	315,096

		362,270

Brokerage - 1.6%
E*Trade Financial Corporation
8.00%, 2011	750,000	652,500
7.88%, 2015	850,000	680,000

		1,332,500

Chemicals - 0.7%
CNA Holdings, Inc.
7.13%, 2009	100,000	94,000
PolyOne Corporation
6.52%, 2010	175,000	167,344
6.58%, 2011	375,000	347,344

		608,688

Construction Machinery - 2.4%
Neff Corporation
10.00%, 2015	100,000	30,000
RSC Equipment Rental, Inc.
9.50%, 2014	1,250,000	946,875
United Rentals North America, Inc.
6.50%, 2012	875,000	730,625
7.00%, 2014	375,000	262,500

		1,970,000

Consumer Products - 0.6%
Hanesbrands, Inc.
6.51%, 2014[3,4]	100,000	83,000
Sealy Mattress Company
8.25%, 2014	500,000	392,500

		475,500

Distributors - 0.2%
SemGroup, LP
8.75%, 2015[2,3,5]	1,300,000	130,000

Diversified Manufacturing — 0.3%
NXP BV
5.54%, 2013[4]	325,000	214,500

Electric - 0.8%
AES Red Oak LLC
8.54%, 2019	563,140	560,324
East Coast Power LLC
7.07%, 2012	50,657	52,666
GrafTech Finance, Inc.
10.25%, 2012	26,000	26,780

		639,770

Environmental - 0.1%
Casella Waste Systems, Inc.
9.75%, 2013	100,000	98,000

Financial - Other - 0.5%
Harland Clarke Holdings Corporation
7.55%, 2015[4]	600,000	390,000

Schedule of Investments	Security Income Fund
September 30, 2008	High Yield Series

	Principal
	Amount	Value
CORPORATE BOND (continued)
Financial Companies — Noncaptive
Consumer - 0.6%
General Motors Acceptance Corporation
6.75%, 2014	$350,000	$134,335
8.00%, 2031	650,000	245,230
Residential Capital LLC
8.88%, 2015	700,000	140,000

		519,565

Food & Beverage - 2.2%
Constellation Brands, Inc.
7.25%, 2017	1,000,000	920,000
Dole Food Company, Inc.
7.25%, 2010	350,000	308,000
8.88%, 2011	350,000	294,000
Harry & David Holdings, Inc.
9.00%, 2013	600,000	303,000
Land O’ Lakes, Inc.
8.75%, 2011	43,000	43,215

		1,868,215

Gaming - 6.7%
Boyd Gaming Corporation
7.13%, 2016	700,000	484,750
Galaxy Entertainment Finance Company, Ltd.
9.88%, 2012[2,3]	1,425,000	968,999
Harrah’s Operating Company, Inc.
10.75%, 2016[2,3]	750,000	382,500
MGM Mirage
6.75%, 2012	375,000	293,438
6.75%, 2013[3]	250,000	195,000
7.63%, 2017	1,000,000	720,000
Mohegan Tribal Gaming Authority
6.38%, 2009	250,000	237,500
7.13%, 2014	1,000,000	710,000
Pinnacle Entertainment, Inc.
7.50%, 2015	750,000	555,000
Station Casinos, Inc.
6.00%, 2012	1,575,000	882,000
Turning Stone Resort Casino Enterprise
9.13%, 2014[2,3]	100,000	91,000

		5,520,187

Health Care - 3.3%
Coventry Health Care, Inc.
6.13%, 2015	425,000	380,784
HCA, Inc.
6.50%, 2016	2,400,000	1,902,000
InvaCare Corporation
9.75%, 2015[3]	100,000	100,000
US Oncology, Inc.
10.75%, 2014	325,000	326,625

		2,709,409

Home Construction - 1.1%
Meritage Homes Corporation
7.00%, 2014	500,000	385,000
6.25%, 2015	750,000	555,000

		940,000

Independent Energy - 2.7%
Copano Energy LLC
8.13%, 2016	100,000	91,500
Forest Oil Corporation
7.25%, 2019	125,000	106,875
Linn Energy LLC
9.88%, 2018[2,3]	1,000,000	870,000
MarkWest Energy Partners, LP
8.50%, 2016	100,000	94,500
8.75%, 2018	100,000	95,000
PetroHawk Energy Corporation
7.88%, 2015[2,3]	250,000	217,500
Range Resources Corporation
7.38%, 2013	175,000	168,875
Southwestern Energy Company
7.50%, 2018[2,3]	100,000	97,000
Transmeridian Exploration, Inc.
12.00%, 2010	550,000	506,000

		2,247,250

Industrial - Other - 1.8%
Anixter International, Inc.
5.95%, 2015	250,000	217,500
Belden, Inc.
7.00%, 2017	200,000	178,000
USEC, Inc.
6.75%, 2009	1,125,000	1,116,563

		1,512,063

Insurance - Property & Casualty - 2.8%
Fairfax Financial Holdings, Ltd.
7.75%, 2012	2,355,000	2,319,675

Media - Cable - 1.1%
Cablevision Systems Corporation
7.13%, 2009[4]	250,000	246,875
CSC Holdings, Inc.
6.75%, 2012	175,000	160,344
Shaw Communications, Inc.
7.25%, 2011	500,000	492,500

		899,719

Media - Non Cable - 3.9%
Block Communications, Inc.
8.25%, 2015[2,3]	525,000	472,500
CMP Susquehanna Corporation
9.88%, 2014	800,000	448,000
Idearc, Inc.
8.00%, 2016	350,000	95,375
Intelsat, Ltd.
7.63%, 2012	275,000	207,625
Morris Publishing Group LLC
7.00%, 2013[3]	900,000	216,000
Reader’s Digest Association, Inc.
9.00%, 2017	100,000	56,500
RH Donnelley Corporation
8.88%, 2016	350,000	119,000
8.88%, 2017	900,000	306,000
Satelites Mexicanos S.A. de CV
13.08%, 2011[4]	878,505	844,462
Univision Communications, Inc.
9.75%, 2015[2,3]	1,050,000	488,250

		3,253,712

Schedule of Investments	Security Income Fund
September 30, 2008	High Yield Series

	Principal
	Amount	Value
CORPORATE BOND (continued)
Metals & Mining - 2.9%
Asia Aluminum Holdings, Ltd.
8.00%, 2011[2,3]	$1,200,000	$1,057,440
Griffin Coal Mining Company Pty, Ltd.
9.50%, 2016[2,3]	1,600,000	1,024,000
Noble Group, Ltd.
6.63%, 2015[2,3]	450,000	329,274

		2,410,714

Natural Gas Pipelines - 1.0%
Regency Energy Partners, LP
8.38%, 2013	1,020,000	918,000

Oil Field Services - 0.2%
Stallion Oilfield Services
9.75%, 2015[2,3]	300,000	195,000

Packaging - 1.1%
Ball Corporation
6.88%, 2012	500,000	499,375
Graham Packaging Company, Inc.
9.88%, 2014	375,000	326,250
Rock-Tenn Company
9.25%, 2016[2,3]	100,000	101,500

		927,125

Paper - 1.6%
Georgia-Pacific LLC
7.13%, 2017[2,3]	175,000	156,188
Sino-Forest Corporation
9.13%, 2011[2,3]	1,225,000	1,212,750

		1,368,938

Refining - 2.0%
Frontier Oil Corporation
6.63%, 2011	200,000	189,000
Tesoro Corporation
6.50%, 2017	1,150,000	920,000
United Refining Company
10.50%, 2012	650,000	559,000

		1,668,000

REIT’s - 4.5%
American Real Estate Partners, LP
8.13%, 2012	1,950,000	1,657,499
7.13%, 2013	350,000	267,750
BF Saul Reit
7.50%, 2014	350,000	287,000
Reckson Operating Partnership, LP
7.75%, 2009	1,000,000	988,074
Rouse Company, LP
8.00%, 2009	600,000	528,000

		3,728,323

Restaurants - 0.1%
Seminole Hard Rock
Entertainment, Inc.
5.32%, 2014[2,3,4]	100,000	75,000

Retailers - 4.4%
Blockbuster, Inc.
9.00%, 2012	650,000	464,750
Duane Reade, Inc.
9.75%, 2011	700,000	588,000
General Nutrition Centers, Inc.
7.58%, 2014[4]	325,000	270,563
Michaels Stores, Inc.
11.38%, 2016	750,000	354,375
Neiman Marcus Group, Inc.
10.38%, 2015	1,550,000	1,298,124
Saks, Inc.
9.88%, 2011	700,000	707,000

		3,682,812

Services - 0.9%
American Railcar Industries, Inc.
7.50%, 2014	250,000	221,250
West Corporation
11.00%, 2016	750,000	540,000

		761,250

Technology - 4.8%
Amkor Technology, Inc.
9.25%, 2016	2,475,000	2,078,999
NXP BV
9.50%, 2015	350,000	180,250
Seagate Technology HDD Holdings
6.80%, 2016	350,000	306,250
Viasystems, Inc.
10.50%, 2011	1,500,000	1,462,500

		4,027,999

Telecommunications - Wireless - 0.5%
iPCS, Inc.
6.05%, 2014[4]	100,000	78,000
MetroPCS Wireless, Inc.
9.25%, 2014	325,000	303,875

		381,875

Telecommunications - Wirelines - 0.1%
Qwest Corporation
7.88%, 2011	100,000	96,000

Textile - 0.6%
Invista
9.25%, 2012[2,3]	500,000	491,250

Transportation Services - 1.0%
Kansas City Southern de Mexico S.A. de CV
7.63%, 2013	250,000	238,750
St. Acquisition Corporation
12.50%, 2017[2,3]	650,000	214,500
Stena AB
7.50%, 2013	250,000	243,125
US Shipping Partners, LP
13.00%, 2014	375,000	157,500

		853,875

TOTAL CORPORATE BOND (cost $67,208,286)		$54,917,681

PREFERRED STOCK — 0.8%
Department Stores — 0.1%
Sears Holdings Corporation
7.00%, 2042	2,000	23,375
7.40%, 2043	7,500	78,985

		102,360

Schedule of Investments	Security Income Fund
September 30, 2008	High Yield Series

	Principal
	Amount	Value
PREFERRED STOCK (continued)
Real Estate Investment Trusts - 0.7%
Hospitality Properties Trust
7.00%, 2012	$40,000	$478,000

Thrifts & Mortgage Finance - 0.0%
Federal Home Loan Mortgage Corporation
8.38%, 2012	17,000	27,710
Federal National Mortgage Association
8.25%, 2010	12,000	26,160
4.38%, 2011	5,000	12,200

		66,070

TOTAL PREFERRED STOCK (cost $2,056,330)		$646,430

SENIOR FLOATING RATE INTERESTS - 20.1%
Automotive - 2.7%
Delphi, Term Loan C
8.50%, 2008[4]	504,000	415,548
Ford Motor Company, Term Loan B
5.49%, 2013[4]	687,750	449,474
General Motors Corporation, Term Loan - 1st Lien
6.38%, 2013[4]	988,722	640,196
KAR Holdings, Inc., Term Loan - 1st Lien
6.02%, 2013[4]	954,634	778,026

		2,283,244

Broadcast Radio & Television - 1.6%
Univision Communications, Inc.,
Initial Term Loan
6.25%, 2014[4]	60,403	38,658
5.05%, 2014[4]	939,597	601,341
Young Broadcasting, Inc., Term Loan
6.31%, 2012[4]	7,500	5,663
5.31%, 2012[4]	960,000	724,800

		1,370,462

Brokerages, Security Dealers & Investment Houses - 0.4%
Gartmore Investment Management, Term Loan B-2
4.55%, 2014[4]	458,319	362,072

Building & Development - 0.7%
South Edge, LLC, Term Loan C
0.00%, 2009[4]	1,000,000	580,000

Business Equipment & Services - 3.5%
Clarke American Corporation, Term Loan B
6.38%, 2014[4]	235,000	177,425
6.26%, 2014[4]	752,500	568,138
First Data Corporation, Initial B1
5.95%, 2014[4]	24,661	20,962
6.51%, 2014[4]	55,204	46,923
5.93%, 2014[4]	811,136	689,464
Open Solutions, Inc., Term Loan - 1st Lien (Jan 07)
5.19%, 2014[4]	525,213	357,145
VNU, Term Loan
4.80%, 2013[4]	735,005	632,472
West Corporation, Term Loan B-2
5.17%, 2013[4]	147,283	113,040
6.08%, 2013[4]	348,939	267,810

		2,873,379

Electronic & Electric - 0.4%
Sabre Holdings Corporation, Term Loan
5.71%, 2014[4]	195,688	131,391
4.80%, 2014[4]	290,216	194,859

		326,250

Food Products - 1.0%
Dole Food Company, Inc., Pre LC
4.66%, 2013[4]	93,235	80,881
Dole Food Company, Inc., Term Loan B (Mar 06)
4.56%, 2013[4]	149,175	129,410
6.00%, 2013[4]	20,685	17,944
Dole Food Company, Inc., Term Loan C (Solvest)
4.56%, 2013[4]	279,704	242,643
4.88%, 2013[4]	372,939	323,525
6.00%, 2013[4]	29,136	25,275

		819,678

Health Care - 5.0%
CHS/Community Health Systems, DD Term Loan
1.00%, 2014[4]	46,404	40,603
CHS/Community Health Systems, Term Loan
5.95%, 2014[4]	157,081	137,446
5.06%, 2014[4]	688,092	602,080
Community Health Systems, Term Loan
5.97%, 2014[4]	61,851	54,120
DaVita, Inc., Term Loan B
5.39%, 2012[4]	156,489	140,606
4.30%, 2012[4]	14,655	13,168
5.27%, 2012[4]	65,392	58,754
5.21%, 2012[4]	248,809	223,555
4.32%, 2012[4]	14,655	13,168
Health Management Associates, Inc., Term Loan B
5.51%, 2014[4]	940,636	789,350
Stiefel Laboratories, Inc., DD Term Loan
5.04%, 2013[4]	407,741	366,967
Stiefel Laboratories, Inc., Term Loan — Intial
5.04%, 2013[4]	533,083	479,774
U.S. Oncology Holdings, Inc., Term Loan B
5.55%, 2011[4]	304,269	282,970
6.51%, 2011[4]	107,347	99,833

Schedule of Investments	Security Income Fund
September 30, 2008	High Yield Series

	Principal
	Amount	Value
SENIOR FLOATING RATE INTERESTS (continued)
Health Care (continued)
United Surgical Partners International, DD Term Loan
5.21%, 2014[4]	$28,226	$23,710
5.93%, 2014[4]	22,581	18,968
5.43%, 2014[4]	54,839	46,065
United Surgical Partners International, Term Loan B
5.43%, 2014[4]	438,128	368,028
4.80%, 2014[4]	390,098	327,682
USP Domestic Holdings, Inc., DD Term Loan
1.75%, 2014[4]	8,064	6,774
4.94%, 2014[4]	47,581	39,968

		4,133,589

Leisure - 0.3%
Metro-Goldwyn-Mayer Holdings II, Inc., Term Loan B (Apr 05)
7.01%, 2012[4]	393,939	276,152

Publishing - 1.2%
GateHouse Media, Inc., DD Term Loan B (Feb 07)
4.72%, 2014[4]	125,000	57,500
4.65%, 2014[4]	10,870	5,000
GateHouse Media, Inc., Initial Term Loan
4.65%, 2014[4]	364,130	167,500
MediaNews Group, Inc., Term Loan B (Aug 04)
6.20%, 2010[4]	728,223	487,910
Tribune Company, Term Loan B
5.79%, 2014[4]	493,750	257,984

		975,894

Retailers - 0.9%
Michaels Stores, Inc., Term Loan B (May 07)
6.00%, 2013[4]	89,330	65,243
4.75%, 2013[4]	898,108	655,939

		721,182

Telecommunication & Cellular Communications - 0.5%
Crown Castle Operating Company, Term Loan - 1st Lien
5.38%, 2014[4]	492,500	429,214

Utilities - 1.9%
NRG Energy, Inc., Syn LC (June 07)
5.16%, 2013[4]	585,685	513,125
NRG Energy, Inc., Term Loan B (June 07)
5.26%, 2013[4]	252,374	221,108
Texas Competitive Electric
Holdings Company LLC, Initial Term Loan B
7.26%, 2014[4]	3,731	3,140
Texas Competitive Electric Holdings Company LLC, Initial Term Loan B2
7.26%, 2014[4]	3,750	3,164
5.99%, 2014[4]	129,107	108,934
6.30%, 2014[4]	362,143	305,558
Texas Competitive Electric Holdings Company LLC, Initial Term Loan B3
5.99%, 2014[4]	$46,847	$39,427
6.30%, 2014[4]	441,940	371,940

		1,566,396

TOTAL SENIOR FLOATING RATE INTERESTS (cost $21,727,364)		$16,717,512

U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES - 1.6%
Federal Home Loan Bank
2.10%, 10/1/2008	$1,300,000	$1,300,000

TOTAL U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES (cost $1,300,000)		$1,300,000

REPURCHASE AGREEMENT - 6.4%
UMB Financial Corp, 1.46%, dated 9/30/08, matures 10/1/08; repurchase amount $5,326,216 (Collateralized by FHLB, 10/29/08 with a value of $5,433,361)	$5,326,000	$5,326,000

TOTAL REPURCHASE AGREEMENT (cost $5,326,000)		$5,326,000

Total Investments - 96.4%
(cost $99,263,584)		$80,159,037
Cash & Other Assets, Less Liabilities - 3.6%		2,966,214

Total Net Assets - 100.0%		$83,125,251

For federal income tax purposes the identified cost of investments owned at September 30, 2008 was $99,085,122.

*	Non-income producing security

[1]	Security is deemed illiquid. The total market value of illiquid securities is $2,288 (cost $225,975), or 0.0% of total net assets.

[2]	Security was acquired through a private placement.

[3]	Security is a 144A or Section 4(2) security. The total market value of 144A or Section 4(2) securities is $10,703,776 (cost $14,510,294), or 12.9% of total net assets.

[4]	Variable rate security. Rate indicated is rate effective at September 30, 2008.

[5]	Security is in default of interest and/or principal obligations.

NOTES TO FINANCIAL STATEMENTS
1. Unrealized Appreciation/Depreciation on Investments
For federal income tax purposes, the amounts of unrealized appreciation (depreciation) for each Series’ investements were as follows:

	Gross	Gross	Net unrealized
	unrealized	unrealized	appreciation
	appreciation	(depreciation)	(depreciation)
Capital Preservation Series	$340,412	$(21,436,685)	$(21,096,273)
Diversified Income Series	—	(7,529,758)	(7,529,758)
High Yield Series	483,489	(19,409,574)	(18,926,085)
2. Summary of Fair Value Exposure at Each Level
In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value requirements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.
The three levels of fair value hierarchy under FAS 157 are listed below:
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments:

		LEVEL 1	LEVEL 2	LEVEL 3
		quoted prices in	significant
		active markets	other	significant
		for identical	observable	unobservable
Description	Total	assets	inputs	inputs
Security Income Fund:
Capital Preservation Series
Investments	$129,341,330	$1,332,844	$101,351,831	$26,656,655

Diversified Income Series
Investments	63,358,355	512,900	54,100,187	8,745,268

High Yield Series
Investments	80,159,037	648,777	79,510,260	—
3. Schedule of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
LEVEL 3 — Fair value measurement using significant
unobservable inputs

Investments
Capital Preservation Series
ASSETS:
Beginning Balance	$30,961,442
Total realized gains or losses included in earnings	(2,966,547)
Total unrealized gains or losses included in earnings	(2,583,163)
Purchases, sales, issuances, and settlements (net)	(1,808,275)
Transfers in and/or out of Level 3	3,053,198

Ending Balance	26,656,655

Diversified Income Series
ASSETS:
Beginning Balance	$10,467,830
Total realized gains or losses included in earnings	(791,079)
Total unrealized gains or losses included in earnings	(473,117)
Purchases, sales, issuances, and settlements (net)	(1,262,230)
Transfers in and/or out of Level 3	803,864

Ending Balance	8,745,268

NOTES TO FINANCIAL STATEMENTS (continued)
4. Senior Loans
Senior loans in which the Series invests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating rate plus a premium. These base lending rates are generally (I) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at September 30, 2008.
5. Security Valuation
Valuations of the Fund’s securities are supplied by pricing services approved by the Board of Directors. The Fund’s officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. (“Nasdaq”) will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund’s investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund’s portfolio securities before the NAV has been calculated (a “significant event”), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund’s NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.
     Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC’s Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.
Please refer to the Fund’s most recent semi-annual or annual financial statements for information regarding the Fund’s significant accounting policies.

Item 2. Controls and Procedures
Item 3. Exhibits
SIGNATURES
EX-99.CERT

Item 2. Controls and Procedures.
(a)	The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.
(b)	There were no significant changes in the registrant’s internal controls, or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.
Item 3. Exhibits.
(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SECURITY INCOME FUND

By:	/s/ RICHARD M. GOLDMAN

Richard M. Goldman, President

Date:	November 26, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ RICHARD M. GOLDMAN

Richard M. Goldman, President

Date:	November 26, 2008

By:	/s/ BRENDA M. HARWOOD

Brenda M. Harwood, Treasurer

Date:	November 26, 2008